Document and Entity Information	Nov. 14, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001865174
Document Type	8-K
Document Period End Date	Nov. 14, 2024
Entity Registrant Name	Goldman Sachs Middle Market Lending Corp. II
Entity Incorporation State Country Code	DE
Entity File Number	814-01461
Entity Tax Identification Number	87-3643363
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(312)
Local Phone Number	655-4419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true